Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes (Textual) [Abstract]
Federal corporate tax rate	34.00%
Income amount in retained earning represent without income tax provision	$ 8.8
Federal [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	16.5
Operating loss carryforwards expiration year	Jan. 1, 2029
State [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	$ 32.8
Operating loss carryforwards expiration year	Jan. 1, 2023